Subsequent Events (Details) - Subsequent Events [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) shares
Subsequent Events [Line Items]
Private placement warrants	310,681
Exercised warrants	310,681
Numner of shares option	130,000
Restricted share units [member]
Subsequent Events [Line Items]
RSUs grants	255,056
Warrants Exercise [Member]
Subsequent Events [Line Items]
Aggregate exercise price amount | $	$ 817